Company financial information	12 Months Ended
Dec. 31, 2018
Company financial information
Company financial information

30. Company financial information

This note has been included in these financial statements in accordance with the requirements of Regulation S‑X rule 12.04 Condensed financial information of registrant. The financial information provided below relates to the individual company financial statements for Ardagh Group S.A. as presented in accordance with IFRS as issued by the IASB.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

The functional currency of the Company is euro and accordingly, the company financial information set out below is presented in euro.

i)	Statement of financial position

	At December 31,
	2018	2017
	€'m	€'m
Non-current assets
Investments in subsidiary undertakings	1,809	1,809
	1,809	1,809
Current assets
Amounts receivable from subsidiary undertakings	1	10
Cash and cash equivalents	—	1
	1	11
Total assets	1,810	1,820
Equity attributable to owners of the parent
Issued capital	22	22
Share premium	1,092	1,090
Legal reserve	2	2
Capital contribution	431	431
Retained earnings	261	267
Total equity	1,808	1,812
Non-current liabilities
Amounts payable to related parties	—	—
	—	—
Current liabilities
Amounts payable to subsidiary undertakings	—	4
Other payables	2	4
	2	8
Total liabilities	2	8
Total equity and liabilities	1,810	1,820

ii)	Statement of comprehensive income

	Year ended December 31,
	2018	2017	2016
`	€'m	€'m	€'m

Dividend income	110	150	267
Other external charges	(1)	(1)	—
Finance expense	(1)	(1)	(64)
Finance income	—	—	112
Profit before exceptional items	108	148	315
Exceptional finance costs	—	—	(47)
Profit before tax	108	148	268
Income tax	—	—	—
Profit and total comprehensive income for the year	108	148	268

iii)	Statement of cash flows

	Year ended December 31,
	2018	2017	2016
	€'m	€'m	€'m
Cash flows from operating activities
Cash generated from operations	(1)	(1)	—
Tax paid	(1)	—	—
Increase in receivables	—	(10)	—
Decrease in payables	(6)	—	—
Cumulative PIK interest paid	—	—	(184)
Net cash used in operating activities	(8)	(11)	(184)
Cash flows from investing activities
Repayment of loans from subsidiary undertakings	9	—	1,112
Contribution to subsidiary undertaking	—	(299)	(1,110)
Dividends received	110	150	267
Net cash received from/(used in) investing activities	119	(149)	269
Cash flows from financing activities
Repayment of borrowings	—	—	(880)
Net proceeds from borrowings with related parties	—	—	671
Contribution from parent	—	—	431
Proceeds from share issuance	—	309	6
Dividends paid	(112)	(148)	(270)
Early redemption premium costs	—	—	(45)
Net cash (outflow)/inflow from financing activities	(112)	161	(87)
Net (decrease)/increase in cash and cash equivalents	(1)	1	(2)
Cash and cash equivalents at the beginning of the year	1	—	2
Cash and cash equivalents at the end of the year	—	1	—

iv)	Maturity analysis of the Company’s borrowings

At December 31, 2018, the Company had €nil borrowings (2017: €nil).

v)	Distributions paid and received

During the year ended December 31, 2018 the Company received a dividend of €110 million (2017: €150 million, 2016: €267 million) from a subsidiary company. The Company also paid a dividend to its equity holders of €112 million (2017: €148 million, 2016: €270 million).

vi)	Commitments and contingencies

The Company has guaranteed certain liabilities of a number of its subsidiaries for year ended December 31, 2018.

With exception of the above guarantee the Company had no commitments and contingencies at December 31, 2018 (2017: €nil).

vii)	Additional information

The following reconciliations are provided as additional information to satisfy the Schedule I SEC Requirements for parent‑only financial information, and are presented in both euro and U.S. dollars.

	Year ended December 31,
	2018	2017	2016
	€'m	€'m	€'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	108	148	268
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(191)	(94)	(335)
Consolidated IFRS (loss)/profit for the year	(83)	54	(67)

	At December 31,
	2018	2017	2016
	€'m	€'m	€'m
IFRS equity reconciliation:
Parent only—IFRS equity	1,808	1,812	837
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,126)	(2,960)	(2,907)
Consolidated—IFRS equity	(1,318)	(1,148)	(2,070)

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	128	166	296
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(222)	(103)	(370)
Consolidated IFRS (loss)/profit for the year	(94)	63	(74)

	At December 31,
	2018	2017	2016
	$'m	$'m	$'m
IFRS equity reconciliation:
Parent only—IFRS equity	2,064	2,173	882
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,573)	(3,547)	(3,061)
Consolidated—IFRS equity	(1,509)	(1,374)	(2,179)